Schedule of Portfolio Investments
AAMA Equity Fund
March 31, 2021 (Unaudited)

COMMON STOCKS - 57.6%	Shares	Fair Value
AEROSPACE & DEFENSE - 0.9%
Raytheon Technologies Corporation	46,696	$ 3,608,200

BANKING - 1.4%
JPMorgan Chase & Company	37,400	5,693,402

BEVERAGES - 0.9%
PepsiCo, Inc.	26,400	3,734,280

BIOTECH & PHARMA - 5.5%
Amgen, Inc.	15,000	3,732,150
Bristol-Myers Squibb Company	94,000	5,934,220
Johnson & Johnson	48,000	7,888,800
Pfizer, Inc.	141,500	5,126,545
		22,681,715
CONTAINERS & PACKAGING - 0.8%
Ball Corporation	37,000	3,135,380

DIVERSIFIED INDUSTRIALS - 1.7%
Emerson Electric Company	78,400	7,073,248

E-COMMERCE DISCRETIONARY - 0.9%
Amazon.com, Inc. (a)	1,200	3,712,896

ELECTRIC UTILITIES - 0.7%
Exelon Corporation	30,000	1,312,200
Public Service Enterprise Group, Inc.	25,000	1,505,250
		2,817,450
ENGINEERING & CONSTRUCTION - 0.3%
Quanta Services, Inc.	16,100	1,416,478

FOOD - 1.0%
Conagra Brands, Inc.	106,000	3,985,600

HEALTH CARE FACILITIES & SERVICES - 2.1%
UnitedHealth Group, Inc.	19,400	7,218,158
Universal Health Services, Inc. - Class B	12,100	1,614,019
		8,832,177

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 57.6% (Continued)	Shares	Fair Value
HOME & OFFICE PRODUCTS - 0.6%
Newell Brands, Inc.	100,000	$ 2,678,000

HOME CONSTRUCTION - 0.6%
Masco Corporation	43,200	2,587,680

HOUSEHOLD PRODUCTS - 1.0%
Procter & Gamble Company (The)	29,400	3,981,642

INDUSTRIAL SUPPORT SERVICES - 1.4%
Fastenal Company	30,000	1,508,400
Grainger (W.W.), Inc.	10,100	4,049,393
		5,557,793
INTERNET MEDIA & SERVICES - 1.7%
Alphabet, Inc. - Class A (a)	3,400	7,012,568

LEISURE FACILITIES & SERVICES - 1.9%
Starbucks Corporation	70,000	7,648,900

MEDICAL EQUIPMENT & DEVICES - 2.3%
Edwards Lifesciences Corporation (a)	29,100	2,433,924
Medtronic plc	59,100	6,981,483
		9,415,407
METALS & MINING - 2.0%
Freeport-McMoRan, Inc.	250,000	8,232,500

OIL & GAS PRODUCERS - 2.4%
Chevron Corporation	46,500	4,872,735
Exxon Mobil Corporation	92,000	5,136,360
		10,009,095
RETAIL - CONSUMER STAPLES - 2.1%
Kroger Company (The)	102,500	3,688,975
Walmart, Inc.	36,600	4,971,378
		8,660,353
RETAIL - DISCRETIONARY - 1.3%
Home Depot, Inc. (The)	17,000	5,189,250

SEMICONDUCTORS - 7.5%
Applied Materials, Inc.	93,800	12,531,680

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 57.6% (Continued)	Shares	Fair Value
SEMICONDUCTORS - 7.5% (Continued)
Intel Corporation	88,300	$ 5,651,200
QUALCOMM, Inc.	50,900	6,748,831
Texas Instruments, Inc.	31,700	5,990,983
		30,922,694
SOFTWARE - 4.4%
Adobe, Inc. (a)	13,200	6,274,884
Microsoft Corporation	32,500	7,662,525
Oracle Corporation	57,000	3,999,690
		17,937,099
TECHNOLOGY HARDWARE - 3.7%
Apple, Inc.	47,200	5,765,480
Cisco Systems, Inc.	71,600	3,702,436
Corning, Inc.	134,800	5,865,148
		15,333,064
TECHNOLOGY SERVICES - 1.9%
Mastercard, Inc. - Class A	11,100	3,952,155
Visa, Inc. - Class A	17,400	3,684,102
		7,636,257
TELECOMMUNICATIONS - 3.8%
T-Mobile USA, Inc. (a)	73,815	9,248,281
Verizon Communications, Inc.	108,100	6,286,015
		15,534,296
TRANSPORTATION & LOGISTICS - 2.8%
Norfolk Southern Corporation	14,200	3,812,984
Union Pacific Corporation	19,800	4,364,118
United Parcel Service, Inc. - Class B	20,000	3,399,800
		11,576,902

TOTAL COMMON STOCKS (Cost $145,208,828)		$ 236,604,326

EXCHANGE-TRADED FUNDS - 33.3%	Shares	Fair Value
iShares Core S&P 500 ETF	69,200	$ 27,529,144
iShares Core S&P U.S. Growth ETF	239,600	21,753,284
Schwab U.S. Large-Cap ETF	281,700	27,051,651
Vanguard Growth ETF	112,500	28,917,000
Vanguard S&P 500 ETF	85,600	31,184,080
Total Exchange-Traded Funds (Cost $77,931,172)		$ 136,435,159

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

U.S. TREASURY OBLIGATIONS - 8.5%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 8.5% (b)
U.S. Treasury Bill (Cost $34,999,865)	0.028%	04/06/21	$ 35,000,000	$ 34,999,964

MONEY MARKET FUNDS - 0.7%			Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 0.01% (c) (Cost $2,953,097)			2,953,097	$ 2,953,097

TOTAL INVESTMENTS (Cost $261,092,962) - 100.1%				$ 410,992,546

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)				(400,089)

NET ASSETS - 100.0%				$ 410,592,457

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of March 31, 2021.

plc - Public Liability Company

Schedule of Portfolio Investments
AAMA Income Fund
March 31, 2021 (Unaudited)

EXCHANGE-TRADED FUNDS - 29.0%			Shares	Fair Value
iShares 1-3 Year Treasury Bond ETF			155,000	$ 13,368,750
Vanguard Mortgage-Backed Securities ETF			283,000	15,103,710
Vanguard Short-Term Treasury ETF			249,000	15,318,480
Total Exchange-Traded Funds (Cost $44,188,546)				$ 43,790,940

U.S. GOVERNMENT AGENCIES - 8.4%	Coupon	Maturity	Principal Amount	Fair Value
GOVERNMENT SPONSORED - 8.4%
Federal Home Loan Bank	2.360%	05/23/22	$ 7,000,000	$ 7,176,458
Federal Home Loan Bank	2.750%	12/13/24	5,000,000	5,402,574
TOTAL U.S. GOVERNMENT AGENCIES (Cost $12,254,583)				$ 12,579,032

U.S. TREASURY OBLIGATIONS - 58.5%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES - 58.5%
U.S. Treasury Notes	2.250%	04/30/21	$ 10,000,000	$ 10,017,539
U.S. Treasury Notes	2.125%	06/30/21	10,000,000	10,051,073
U.S. Treasury Notes	2.000%	08/31/21	10,000,000	10,081,250
U.S. Treasury Notes	2.000%	11/15/21	3,000,000	3,036,328
U.S. Treasury Notes	1.875%	01/31/22	5,000,000	5,075,391
U.S. Treasury Notes	1.875%	05/31/22	5,000,000	5,103,125
U.S. Treasury Notes	1.875%	07/31/22	2,000,000	2,046,797
U.S. Treasury Notes	2.000%	11/30/22	10,000,000	10,308,203
U.S. Treasury Notes	1.750%	01/31/23	5,000,000	5,145,312
U.S. Treasury Notes	1.750%	05/15/23	10,000,000	10,328,906
U.S. Treasury Notes	2.750%	11/15/23	10,000,000	10,649,219
U.S. Treasury Notes	2.500%	05/15/24	6,000,000	6,394,687
TOTAL U.S. TREASURY OBLIGATIONS (Cost $86,306,184)				$ 88,237,830

Schedule of Portfolio Investments (Continued)
AAMA Income Fund

MONEY MARKET FUNDS - 3.7%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 0.01% (a) (Cost $5,628,161)	5,628,161	$ 5,628,161

TOTAL INVESTMENTS (Cost $148,377,474) - 99.6%		$ 150,235,963

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		574,570

NET ASSETS - 100.0%		$ 150,810,533

(a)	The rate shown is the 7-day effective yield as of March 31, 2021.